Establishment and operations - Consolidated Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Swvl Inc.
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Pivotal Merger Sub Company I
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Swvl Global FZE
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Swvl for Smart Transport Applications and Services LLC
Establishment and operations
Percentage of Legal ownership	0.998%	0.998%
Swvl Technologies FZE
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Swvl Saudi for Information Technology
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Discontinued operations | Swvl Pakistan (Private) Ltd
Establishment and operations
Percentage of Legal ownership		0.9999%
Discontinued operations | Swvl NBO Limited
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Discontinued operations | Swvl Technologies Ltd
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Discontinued operations | Swvl My For Information Technology SDN BHD
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Discontinued operations | Shotl Transportation, S.L.
Establishment and operations
Percentage of Legal ownership		0.55%
Discontinued operations | Viapool Inc
Establishment and operations
Percentage of Legal ownership	0.51%	0.51%
Discontinued operations | Movilidad Digital SAS
Establishment and operations
Percentage of Legal ownership	0.51%	0.51%
Discontinued operations | Viapool SRL
Establishment and operations
Percentage of Legal ownership	0.51%	0.51%
Discontinued operations | Viapool SPA
Establishment and operations
Percentage of Legal ownership	0.51%	0.51%
Discontinued operations | Swvl Brasil Tecnologia LTDA
Establishment and operations
Percentage of Legal ownership	0.51%	0.51%
Discontinued operations | Swvl Germany GmbH (formerly "Blitz B22- 203 GmbH"
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Discontinued operations | Door2Door GmbH
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Discontinued operations | Volt Lines B.V.
Establishment and operations
Percentage of Legal ownership		1.00%
Discontinued operations | Volt Lines Akilli Ulasim Teknolojileri ve Tasimacilik AS
Establishment and operations
Percentage of Legal ownership		1.00%
Discontinued operations | Volt Lines MENA limited
Establishment and operations
Percentage of Legal ownership		1.00%
Discontinued operations | Urbvan Mobility Ltd.
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Discontinued operations | Urbvan intermediate holdings, llc.
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Discontinued operations | Commute technologies s.a.p.i. de c.v.
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Discontinued operations | Urbvan commute operations s.a.p.i. de c.v.
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Discontinued operations | Ops transit mobility, s.a. de c.v.
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Discontinued operations | ID vans, s.a.p.i. de c.v.
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%
Discontinued operations | Admin mobility, s.a. de c.v.
Establishment and operations
Percentage of Legal ownership	1.00%	1.00%